Average Annual Total Returns		12 Months Ended	60 Months Ended	95 Months Ended	120 Months Ended	196 Months Ended	285 Months Ended		458 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(1.26%)	0.29%		1.83%				4.76%
Performance Inception Date	Oct. 28, 1986
Class C
Prospectus [Line Items]
Average Annual Return, Percent		0.78%	0.29%		1.59%			3.44%
Performance Inception Date	Mar. 19, 2001
Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		2.46%	0.96%		2.11%		3.62%
Performance Inception Date	Mar. 20, 2001
Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		2.75%	1.24%		2.38%	3.83%
Performance Inception Date	Aug. 22, 2008
Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.75%	1.20%		2.35%
Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.90%	1.55%		2.49%
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		2.85%	1.33%	2.63%
Performance Inception Date	Jan. 27, 2017
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	0.99%		2.25%	3.46%
Bloomberg California Municipal Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.02%	0.96%		2.23%	3.62%